Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Deferred tax assets and liabilities
Schedule of deferred tax assets and liabilities

(€ million)	December 31, 2019	December 31, 2018
Deferred tax liabilities before offsetting	9,583	7,956
Deferred tax assets available for offset	(4,663)	(3,684)
Deferred tax liabilities	4,920	4,272
Deferred tax assets before offsetting (net of accumulated write-down provisions)	9,023	7,615
Deferred tax liabilities available for offset	(4,663)	(3,684)
Deferred tax assets	4,360	3,931

Schedule of significant temporary differences to net deferred tax liabilities

The most significant temporary differences giving rise to net deferred tax liabilities are disclosed below:

	Carrying	Carrying
	amount at	amount at
	December 31,	December 31,
(€ million)	2019	2018
Deferred tax liabilities
Accelerated tax depreciation	6,796	6,612
Leasing	1,375
Difference between the fair value and the carrying amount of assets acquired	617	849
Site restoration and abandonment (tangible assets)	126	85
Application of the weighted average cost method in evaluation of inventories	97	44
Other	572	366
	9,583	7,956
Deferred tax assets, gross
Carry-forward tax losses	(6,065)	(5,528)
Site restoration and abandonment (provisions for contingencies)	(2,242)	(1,986)
Timing differences on depreciation and amortization	(2,022)	(2,104)
Accruals for impairment losses and provisions for contingencies	(1,513)	(1,460)
Leasing	(1,385)
Impairment losses	(946)	(792)
Over/Under lifting	(525)	(604)
Employee benefits	(209)	(212)
Unrealized intercompany profits	(120)	(124)
Other	(740)	(546)
	(15,767)	(13,356)
Accumulated write-downs of deferred tax assets	6,744	5,741
Deferred tax assets, net	(9,023)	(7,615)

Schedule of changes in deferred tax liabilities and assets

The following table summarizes the changes in deferred tax liabilities and assets:

			Accumulated	Deferred tax
	Deferred tax	Deferred tax	write-downs of	assets, net of
(€ million)	liabilities, gross	assets, gross	deferred tax assets	impairments
2019
Carrying amount at December 31, 2018	7,956	(13,356)	5,741	(7,615)
Changes in accounting policies (IFRS 16)	1,470	(1,470)		(1,470)
Carrying amount at January 1, 2019	9,426	(14,826)	5,741	(9,085)
Additions	1,265	(2,091)	1,161	(930)
Deductions	(1,205)	1,407	(174)	1,233
Currency translation differences	194	(182)	34	(148)
Other changes	(97)	(75)	(18)	(93)
Carrying amount at at December 31, 2019	9,583	(15,767)	6,744	(9,023)
2018
Carrying amount at December 31, 2017	10,169	(13,609)	5,262	(8,347)
Changes in accounting policies (IFRS 15)	37	(237)		(237)
Carrying amount at January 1, 2018	10,206	(13,846)	5,262	(8,584)
Additions	1,147	(1,478)	253	(1,225)
Deductions	(802)	1,523	(43)	1,480
Currency translation differences	283	(278)	71	(207)
Change in the scope of consolidation	(2,778)	813		813
Other changes	(100)	(90)	198	108
Carrying amount at at December 31, 2018	7,956	(13,356)	5,741	(7,615)